Deposits, Prepayment and Other Receivables (Details) - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits, Prepayment and Other Receivables
Prepaid insurance	$ 470	$ 744
Rental deposits / prepaid rent	0	9
Other receivables	1,284	932
Deposits, prepayment and other receivables	$ 1,754	$ 1,685